Schedule H, Line 4a - Schedule of Delinquent Participant Contributions (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Delinquent participant contribution, not corrected	$ 123
Entity tax identification number	62-0803242
Plan number	002